Income Taxes (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Deferred tax liability	$ 3,037,147		$ 3,037,147
Deferred tax liability, financial reporting basis	11,038,929		11,038,929
Deferred tax liability, tax basis	1,782		1,782
Income tax benefit	$ (277,783)		$ (559,317)